6. Goodwill and Other Intangible Assets (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Accumulated amortization expense	$ 3,615,614	$ 3,342,919
Intangible Assets Acquired	$ 4,161,000